Other disclosures (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Contingent Liabilities [Abstract]
Guarantees and other sureties		R$ 40,729,544	R$ 32,629,975	R$ 42,836,334
Financial guarantees		37,007,057	24,475,507	41,183,159
Performance guarantees		486,091	532,232	521,373
Financial letters of credit		3,110,918	7,462,761	874,661
Other		125,478	159,475	257,141
Other contingent exposures		1,915,492	635,055	774,383
Documentary Credits		1,915,492	635,055	774,383
Total Contingent Liabilities		42,645,036	33,265,030	43,610,717
Commitments
Loan commitments draw able by third parties	[1]	106,913,219	91,251,198	91,960,299
Total Commitments		106,913,219	91,251,198	91,960,299
Total		R$ 149,558,255	R$ 124,516,228	R$ 135,571,016

[1]	Includes the approved limits and unused overdraft, credit card and others.